Net fee income	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Net fee income

4	Net fee income

	Half-year to1
	30 Jun	30 Jun
	2023	2022
	£m	£m
Net fee income by product
Account services	169	142
Funds under management	208	219
Cards	29	27
Credit facilities	137	117
Broking income	167	192
Underwriting	138	92
Imports/exports	19	21
Remittances	55	45
Global custody	98	97
Corporate finance	35	61
Securities others – (including stock lending)	52	39
Trust income	27	25
Other	224	229
Fee income	1,358	1,306
Less: fee expense	(684)	(644)
Net fee income	674	662

Net fee income by global business
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
Half-year to 30 Jun 2023
Fee income	670	446	70	216	279	(323)	1,358
Less: fee expense	(751)	(93)	(45)	(8)	(103)	316	(684)
Net fee income	(81)	353	25	208	176	(7)	674
Half-year to 30 Jun 2022[1]
Fee income	664	416	20	210	295	(299)	1,306
Less: fee expense	(705)	(86)	(33)	(14)	(101)	295	(644)
Net fee income	(41)	330	(13)	196	194	(4)	662
1    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.